Prepayments - Summary of Prepayments (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current prepayments and current accrued income including current contract assets [abstract]
Deferred share issuance costs			$ 1,633,154
Prepayments of inventory components		$ 1,116,366
Prepaid general and administrative expenses	$ 1,958,269	3,954,558	272,419
Total	$ 1,958,269	$ 5,070,924	$ 1,905,573	$ 104,838